Trade Accounts Receivables and Other Current Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade Accounts Receivables and Other Current Assets
Refund of value added tax	$ 1,429	$ 1,429
Prepaid expenses	1,050	1,014
Other receivables	3,032	943
Total other current assets	$ 5,511	$ 3,386